Document And Entity Information	Aug. 04, 2022
Document Information [Line Items]
Entity, Registrant Name	Natural Grocers by Vitamin Cottage, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 04, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-35608
Entity, Tax Identification Number	45-5034161
Entity, Address, Address Line One	12612 West Alameda Parkway
Entity, Address, City or Town	Lakewood
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80228
City Area Code	303
Local Phone Number	986-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	NGVC
Security Exchange Name	NYSE
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001547459